Investments in subsidiary undertakings, joint ventures and associates - Aggregate carrying amounts of the investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment funds
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 33,657	$ 30,771
Investment funds | Equity securities and portfolio holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	33,657	30,771
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	285	389
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 285	$ 389